Note 14 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Common Shares Reserved for Future Issuance, Warrants [Table Text Block]
	December 31,			Expiration
(in thousands, except price per share data)	2019	2018	Exercise Price	Date

Investors - December 2019 financing	1,458	-	$12.09	12/06/24
Investors - AEROSURF	988	988	$-	02/14/24
Investors - December 2018 financing - long-term	1,296	1,296	$12.15	12/04/23
Investors - December 2018 financing - short-term	668	668	$11.04	06/24/20
Battelle - 2018 payables restructuring agreement (1)	25	25	$19.50	12/07/23
Panacea Venture Management Company Ltd.	63	63	$12.00	07/02/23
LPH II Investments Limited	45	45	$16.56	04/04/25
Investors - February 2017 financing	117	117	$82.20	02/15/24
Investors - July 2015 financing	80	80	$588.00	07/22/22
Battelle - 2014 collaboration agreement	1	1	$4,200.00	10/10/24
Total	4,741	3,283